Earnings Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Abstract]
Net income attributed to AMPNI shareholders	$ 17,590	$ 27,063	$ 20,077
Less: Dividends declared and undistributed earnings allocated to unvested shares	(627)	(739)	(396)
Basic income available to common stockholders	$ 16,963	$ 26,324	$ 19,681
Basic weighted average number of common shares outstanding	46,271,716	45,677,249	45,473,360
Diluted weighted average number of common shares outstanding	46,271,716	45,677,249	45,473,360
Basic earnings per common share	$ 0.37	$ 0.58	$ 0.44
Diluted earnings per common share	$ 0.37	$ 0.58	$ 0.44